                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_] Amendment Number:
                                              -------------
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
-------------------------------     Birmingham, AL     November 13, 2008
(Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of  Other Included Managers:           0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total: $67,150 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

            Column 1           Column 2   Column 3   Column 4           Column 5             Column 6   Column 7       Column 8
                                                                                                                   Voting authority
                               Title of               Value    Shrs or                      Investment   Other    ------------------
         Name of  Issuer         Class     CUSIP    (x $1000)  prn amt   SH/PRN   Put/Call  Discretion  Managers  Sole  Shared  None
    -------------------------  --------  ---------  ---------  -------  --------  --------  ----------  --------  ----  ------  ----
 1  Allstate Corp               Common   020002101      10677   231500     SH                  Sole                X
 2  American Express Co         Common   025816109       4429   125000     SH                  Sole                X
 3  Arcelormittal Sa
    Luxembourg NY               Common   03938L104       5629   114000     SH                  Sole                X
 4  Argo Group International
    Holdings Ltd                Common   G0464B107        389    10561     SH                  Sole                X
 5  Bank of America Corp        Common   060505104       5590   159700     SH                  Sole                X
 6  Cummins Inc                 Common   231021106       3148    72000     SH                  Sole                X
 7  Encana Corp                 Common   292505104       6034    91800     SH                  Sole                X
 8  General Mills Inc           Common   370334104       2062    30000     SH                  Sole                X
 9  Hartford Finl Svc Grp Inc   Common   416515104       1513    36900     SH                  Sole                X
10  Kraft Foods Inc             Common   50075N104       1474    45000     SH                  Sole                X
11  Lowe's Cos Inc              Common   54861107        2570   108500     SH                  Sole                X
12  Methanex Corp               Common   59151K108       4485   225500     SH                  Sole                X
13  Parker Hannifin Corp        Common   701094104       2677    50500     SH                  Sole                X
14  Seaboard Corp               Common   811543107       2807     2233     SH                  Sole                X
15  Steel Dynamics Inc          Common   858119100        256    15000     SH                  Sole                X
16  Torchmark Corp              Common   891027104       3827    64000     SH                  Sole                X
17  Trinity Industries Inc      Common   902973304        232     9000     SH                  Sole                X
18  US Bancorp                  Common   902973304       9351   259600     SH                  Sole                X